Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,133	$ 2,455	$ 2,749	$ 4,588	$ 5,419
Interest expense from financial instruments measured at amortized cost		(1,092)	(1,385)	(1,955)	(2,478)	(3,840)
Net interest income from financial instruments measured at fair value through profit or loss		351	261	232	612	571
Net interest income		1,392	1,330	1,026	2,722	2,149
Other net income from financial instruments measured at fair value through profit or loss		1,932	1,807	1,939	3,738	3,874
Credit loss (expense) / recovery		(272)	(268)	(12)	(540)	(33)
Fee and commission income	[1]	4,729	5,477	4,907	10,207	9,448
Fee and commission expense		(419)	(456)	(434)	(875)	(842)
Net fee and commission income		4,311	5,021	4,474	9,332	8,606
Other income		41	43	105	84	154
Total operating income		7,403	7,934	7,532	15,337	14,750
Personnel expenses		4,283	4,321	4,153	8,604	8,196
General and administrative expenses		1,063	1,133	1,175	2,196	2,362
Depreciation and impairment of property, equipment and software		458	456	427	914	854
Amortization and impairment of goodwill and intangible assets		17	16	18	32	33
Total operating expenses		5,821	5,926	5,773	11,747	11,445
Operating profit / (loss) before tax		1,582	2,008	1,759	3,591	3,305
Tax expense / (benefit)		347	410	366	757	773
Net profit / (loss)		1,236	1,598	1,393	2,833	2,532
Net profit / (loss) attributable to non-controlling interests		3	3	1	6	(1)
Net profit / (loss) attributable to shareholders		$ 1,232	$ 1,595	$ 1,392	$ 2,827	$ 2,533

[1]
Reflects third-party fee and commission income for the second quarter of 2020 of USD 2,809 million for Global Wealth Management (first quarter of 2020: USD 3,384 million; second quarter of 2019: USD 2,946 million), USD 313 million for Personal & Corporate Banking (first quarter of 2020: USD 354 million; second quarter of 2019: USD 327 million), USD 700 million for Asset Management (first quarter of 2020: USD 702 million; second quarter of 2019: USD 647 million), USD 872 million for the Investment Bank (first quarter of 2020: USD 1,004 million; second quarter of 2019: USD 962 million) and USD 36 million for Group Functions (first quarter of 2020: USD 33 million; second quarter of 2019: USD 25 million).